Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(1)	Summary of Significant Accounting Policies

Hawthorn Bancshares, Inc. (the Company) through its subsidiary, Hawthorn Bank (the Bank), provides a broad range of banking services to individual and corporate customers located within the communities in and surrounding Jefferson City, Clinton, Warsaw, Springfield, Branson, and Lee’s Summit, Missouri. The Company is subject to competition from other financial and nonfinancial institutions providing financial products. Additionally, the Company and its subsidiaries are subject to the regulations of certain regulatory agencies and undergo periodic examinations by those regulatory agencies.

The accompanying consolidated financial statements of the Company have been prepared in conformity with U.S. generally accepted accounting principles (U.S. GAAP). The preparation of the consolidated financial statements includes all adjustments that, in the opinion of management, are necessary in order to make those statements not misleading. Management is required to make estimates and assumptions, including the determination of the allowance for loan losses, real estate acquired in connection with foreclosure or in satisfaction of loans, and fair values of investment securities available-for-sale that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company’s management has evaluated and did not identify any subsequent events or transactions requiring recognition or disclosure in the consolidated financial statements.

The significant accounting policies used by the Company in the preparation of the consolidated financial statements are summarized below:

Principles of Consolidation

In December of 2008 and March of 2010, the Company formed Hawthorn Real Estate, LLC, and Real Estate Holdings of Missouri, LLC, respectively (the Real Estate Companies); both are wholly owned subsidiaries of the Company. The consolidated financial statements include the accounts of the Company, Hawthorn Bank (the Bank), and the Real Estate Companies. All significant intercompany accounts and transactions have been eliminated in consolidation.

Loans

Loans that the Company has the intent and ability to hold for the foreseeable future or maturity are held for investment at their stated unpaid principal balance amount less unearned income and the allowance for loan losses. Income on loans is accrued on a simple-interest basis. Loan origination fees and certain direct costs are deferred and recognized over the life of the loan as an adjustment to yield.

Non-Accrual Loans

Loans are placed on nonaccrual status when management believes that the borrower’s financial condition, after consideration of business conditions and collection efforts, is such that collection of interest is doubtful. Loans that are contractually 90 days past due as to principal and/or interest payments are generally placed on non-accrual, unless they are both well-secured and in the process of collection. Subsequent interest payments received on such loans are applied to principal if doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis. A loan remains on nonaccrual status until the loan is current as to payment of both principal and interest and/or the borrower demonstrates the ability to pay and remain current.

Restructured Loans

A modified or restructured loan is accounted for as a troubled debt restructuring (TDR) for any loans in which concessions are made to the borrower for economic or legal reasons that the Company would not otherwise consider and the borrower is experiencing financial difficulty. Once a loan has been classified as a TDR it remains a TDR for the life of the loan. The Company includes all accruing and non-accruing TDRs in the impaired and non-performing asset totals. TDRs are measured for impairment loss by using fair values of the underlying collateral obtained through independent appraisals and internal evaluations, or by discounting the total expected future cash flows.

Impaired Loans

A loan is considered impaired when it is probable the Company will be unable to collect all amounts due, both principal and interest, according to the contractual terms of the loan agreement. Included in impaired loans are all non-accrual loans and loans whose terms have been modified in a troubled debt restructuring. Impaired loans are individually evaluated for impairment based on fair values of the underlying collateral, obtained through independent appraisals or internal valuations for a collateral dependent loan, or by discounting the total expected future cash flows.

Loans Held for Sale

The Bank originates certain loans which are sold in the secondary market. These long-term, fixed rate loans are typically classified as held for sale upon origination based on management’s intent to sell. In order to manage the risk associated with such activities, the Company upon locking in an interest rate with the borrower enters into an agreement to sell such loans in the secondary market. Loans held for sale are typically sold with servicing rights retained and without recourse except for normal and customary representation and warranty provisions. At December 31, 2012 there were $2,292,000 mortgage loans that were held for sale in comparison to no loans held for sale at December 31, 2011.

Mortgage loan servicing fees earned on loans sold are reported as other noninterest income when the related loan payments are collected net of amortization from mortgage servicing rights. Operational costs to service such loans are charged to expense as incurred.

Allowance/ Provision for Loan Losses

The Company maintains an allowance for loan losses to absorb probable loan losses in the Company’s loan portfolio. Loans, or portions of loans, are charged off to the extent deemed uncollectible. Loan charge-offs reduce the allowance for loan losses, and recoveries of loans previously charged off are added back to the allowance. Provisions for loan losses are charged to income and credited to the allowance in an amount necessary to maintain an appropriate allowance given the risks identified in the portfolio. Once the fair value for a collateral dependent loan has been determined, any impaired amount is typically charged off as a confirmed loss unless the loan has other income streams to support repayment. For impaired loans individually evaluated for impairment, which have other income streams to support repayment, a specific reserve is established for the amount determined to be impaired. The allowance for loan losses consists of a specific reserve component for loans that are individually evaluated for impairment and an incurred loss component, or general reserves for loans that are collectively evaluated for impairment based on assigned risk ratings and historical loan loss experience for each loan type. The allowance is based upon management’s estimates of probable losses inherent in the loan portfolio.

In determining the allowance and the related provision for loan losses, the Company establishes valuation allowances based upon probable losses identified during the review of impaired loans. Management follows the guidance provided in FASB’s ASC Topic 310, Accounting by Creditors for Impairment of a Loan, in identifying and measuring loan impairment. If management determines that it is probable that all amounts due on a loan will not be collected under the original terms of the loan agreement, the loan is considered to be impaired. These loans are evaluated individually for impairment, and in conjunction with current economic conditions and loss experience, to determine specific reserves as further discussed below.

Loans not individually evaluated are aggregated based on similar risk characteristics. Historical loss rates for each risk group, which is updated quarterly, are quantified using all recorded loan charge-offs. Management determined that the previous twelve quarters were reflective of the loss characteristics of the Company’s loan portfolio during the recent three year economic environment. These historical loss rates for each risk group are used as the starting point to determine allowance provisions. The Company’s methodology includes factors that allow management to adjust its estimates of losses based on the most recent information available. The rates are then adjusted to reflect actual changes and anticipated changes such as changes in specific allowances on loans and real estate acquired through foreclosure, any gains and losses on final disposition of real estate acquired through foreclosure, changes in national and local economic conditions and developments, including general economic and business conditions affecting the Company’s key lending areas, credit quality trends, specific industry conditions within portfolio segments, bank regulatory examination results, and findings of the internal loan review department. These risk factors are generally reviewed and updated quarterly, as appropriate.

The underlying assumptions, estimates and assessments used by management to determine these components are continually evaluated and updated to reflect management’s current view of overall economic conditions and relevant factors impacting credit quality and inherent losses. Changes in such estimates could significantly impact the allowance and provision for credit losses. The Company could experience credit losses that are different from the current estimates made by management.

Investment in Debt and Equity Securities

At the time of purchase, debt securities are classified into one of two categories: available-for-sale or held-to-maturity. Held-to-maturity securities are those securities that the Company has the positive intent and ability to hold until maturity. All debt securities not classified as held-to-maturity are classified as available-for-sale. The Company’s securities are classified as available-for-sale and are carried at fair value. Changes in fair value, excluding certain losses associated with other-than-temporary impairment, are reported in other comprehensive income (loss), net of taxes, as a component of stockholders’ equity. Securities are periodically evaluated for other-than-temporary impairment in accordance with guidance provided in the FASB ASC Topic 320, Investments –Debt and Equity Securities. For those securities with other-than-temporary impairment, the entire loss in fair value is required to be recognized in current earnings if the Company intends to sell the securities or believes it more likely than not that it will be required to sell the security before the anticipated recovery. If neither condition is met, but the Company does not expect to recover the amortized cost basis, the Company determines whether a credit loss has occurred, which is then recognized in current earnings. The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive income (loss) net of taxes.

Premiums and discounts are amortized using the interest method over the lives of the respective securities, with consideration of historical and estimated prepayment rates for mortgage-backed securities, as an adjustment to yield. Dividend and interest income is recognized when earned. Realized gains and losses for securities classified as available-for-sale are included in earnings based on the specific identification method for determining the cost of securities sold.

Capital Stock of the Federal Home Loan Bank

The Bank, as a member of the Federal Home Loan Bank System administered by the Federal Housing Finance Board, is required to maintain an investment in the capital stock of the Federal Home Loan Bank of Des Moines (FHLB) in an amount equal to 12 basis points of the Bank’s year-end total assets plus 4.45% of advances from the FHLB to the Bank. These investments are recorded at cost, which represents redemption value.

Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation. Depreciation applicable to buildings and improvements and furniture and equipment is charged to expense using straight-line and accelerated methods over the estimated useful lives of the assets. Such lives are estimated to be 5 to 40 years for buildings and improvements and 3 to 15 years for furniture and equipment. Maintenance and repairs are charged to expense as incurred.

Intangible Assets

On January 1, 2012, the Company opted to measure mortgage servicing rights at fair value as permitted by Accounting Standards Codification (ASC) Topic 860-50 Accounting for Servicing Financial Assets. Consistent with ASC 860-50-35-3d, an entity may make an irrevocable decision to subsequently measure a class of servicing assets and servicing liabilities at fair value at the beginning of any fiscal year. The election of this option resulted in the recognition of a cumulative effect of change in accounting principle of $459,890, net of tax in the amount of $281,868, which was recorded as an increase to beginning retained earnings, as further described in Note 6 to the consolidated financial statements. As such, effective January 1, 2012, the change in the fair value of mortgage servicing rights is recognized in earnings in the period for which the change occurs. The newly adopted accounting principle is preferable in the circumstances because the fair value measurement method will produce financial information and results more directly aligned with the performance of mortgage servicing rights.

Intangible assets that have indefinite useful lives are not amortized, but tested annually for impairment. Intangible assets that have finite useful lives, such as core deposit intangibles and mortgage servicing rights, are amortized over their estimated useful lives. Core deposit intangibles are amortized over periods of 7 to 8 years representing their estimated lives using straight line and accelerated methods. During the years ended December 31, 2011 and 2010, mortgage servicing rights (MSRs) were amortized using straight line over the shorter of 7 years or the life of the loan.

When facts and circumstances indicate potential impairment of amortizable intangible assets, the Company evaluates the recoverability of the carrying value based upon future cash flows expected to result from the use of the underlying asset and its eventual disposition. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying value of the underlying asset, the Company recognizes an impairment loss. The impairment loss recognized represents the amount by which the carrying value of the underlying asset exceeds the fair value of the underlying asset.

Other Real Estate Owned and Repossessed Assets

Other real estate owned and repossessed assets consist of loan collateral that has been repossessed through foreclosure. This collateral comprises of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Other real estate owned assets are initially recorded as held for sale at the fair value of the collateral less estimated selling costs. Any adjustment is recorded as a charge-off against the allowance for loan losses. The Company relies on external appraisals and assessment of property values by internal staff. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgment based on experience and expertise of internal specialists. Subsequent to foreclosure, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. The write-downs are recorded as other real estate expense. The Company establishes a valuation allowance related to other real estate owned on an asset-by-asset basis. The valuation allowance is created during the holding period when the fair value less cost to sell is lower than the “cost” of a parcel of other real estate.

Pension Plan

The Company provides a noncontributory defined benefit pension plan for all full-time employees. The benefits are based on age, years of service and the level of compensation during the employees highest ten years of compensation before retirement. Net periodic costs are recognized as employees render the services necessary to earn the retirement benefits. The Company records annual amounts relating to its pension plan based on calculations that incorporate various actuarial and other assumptions including discount rates, mortality, assumed rates of return, compensation increases and turnover rates. The Company reviews its assumptions on an annual basis and may make modifications to the assumptions based on current rates and trends when it is appropriate to do so. The Company believes that the assumptions utilized in recording its obligations under its plan are reasonable based on its experience and market conditions.

The Company follows authoritative guidance included in the FASB ASC Topic 715, Compensation –Retirement Plans under the subtopic Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans. ASC Topic 715 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its consolidated balance sheet and to recognize changes in the funded status in the year in which the changes occur through comprehensive income. This guidance also requires an employer to measure the funded status of a plan as of the date of its fiscal year-end, with limited exceptions. Additional disclosures are required to provide users with an understanding of how investment allocation decisions are made, major categories of plan assets, and fair value measurement of plan assets as defined in ASC Topic 820, Fair Value Measurements and Disclosures.

Income Taxes

Income taxes are accounted for under the asset / liability method by recognizing the amount of taxes payable or refundable for the current period and deferred tax assets and liabilities for future tax consequences of events that have been recognized in an entity’s financial statements or tax returns. Judgment is required in addressing the Company’s future tax consequences of events that have been recognized in the consolidated financial statements or tax returns such as realization of the effects of temporary differences, net operating loss carry forwards and changes in tax laws or interpretations thereof. A valuation allowance is established when in the judgment of management, it is more likely than not that such deferred tax assets will not become realizable. In this case, the Company would adjust the recorded value of the deferred tax asset, which would result in a direct charge to income tax expense in the period that the determination was made. Likewise, the Company would reverse the valuation allowance when the realization of the deferred tax asset is more likely than not. In addition, the Company is subject to the continuous examination of its tax returns by the Internal Revenue Service and other taxing authorities. The Company accrues for penalties and interest related to income taxes in income tax expense. At December 31, 2010, total accrued interest was $31,000 and total interest expense recognized for the year ended December 31, 2010 was $24,000. At December 31, 2011, the Company released $28,000 of interest accrued related to the release of $221,000 of uncertain tax provisions, and as of December 31, 2012, the Company had not recognized any tax liabilities or any interest or penalties in income tax expense related to uncertain tax positions.

Trust Department

Property held by the Bank in a fiduciary or agency capacity for customers is not included in the accompanying consolidated balance sheets, since such items are not assets of the Company. Trust department income is recognized on the accrual basis.

Consolidated Statements of Cash Flows

For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of short-term federal funds sold and securities sold or purchased under agreements to resell, interest earning deposits with banks, cash, and due from banks with original maturities of three months or less.

Stock-Based Compensation

The Company’s stock-based employee compensation plan is described in Note 11, Stock Compensation. In accordance with FASB ASC Topic 718, Compensation – Stock Compensation, the Company measures the cost of the stock-based compensation based on the grant-date fair value of the award, recognizing the cost over the requisite service period. The fair value of an award is estimated using the Black-Scholes option-pricing model. The expense recognized is based on an estimation of the number of awards for which the requisite service is expected to be rendered, and is included in salaries and employee benefits in the accompanying consolidated statements of operations. The standard also requires that excess tax benefits related to stock option exercises be reflected as financing cash inflows instead of operating cash inflows.

Treasury Stock

The purchase of the Company’s common stock is recorded at cost. Purchases of the stock are made both in the open market and through negotiated private purchases based on market prices. At the date of subsequent reissue, the treasury stock account is reduced by the cost associated with such stock on a first-in-first-out basis.

Comprehensive Income

The Company reports comprehensive income (loss) in the consolidated statements of comprehensive income (loss).

Reclassifications

Certain prior year information has been reclassified to conform to the current year presentation.

The following represents significant new accounting principles adopted in 2012:

Repurchase Agreements In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-03, Reconsideration of Effective Control for Repurchase Agreements, which deals with the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The provisions of ASU No. 2011-03 modify the criteria for determining when repurchase agreements would be accounted for as a secured borrowing rather than as a sale. Currently, an entity that maintains effective control over transferred financial assets must account for the transfer as a secured borrowing rather than as a sale. ASU No. 2011-03 removes from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee. The FASB believes that contractual rights and obligations determine effective control and that there does not need to be a requirement to assess the ability to exercise those rights. ASU No. 2011-03 does not change the other existing criteria used in the assessment of effective control. The Company adopted the provisions of ASU No. 2011-03 prospectively for transactions or modifications of existing transactions that occurred on or after January 1, 2012. The Company accounted for all of its repurchase agreements as collateralized financing arrangements prior to the adoption of ASU No. 2011-03 and the adoption had no impact on the Company’s consolidated financial statements.

Fair Value Measurements In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRSs), to substantially converge the guidance in U.S. GAAP and IFRS on fair value measurements and disclosures. The provisions of ASU No. 2011-04 result in a consistent definition of fair value and common requirements for the measurement of and disclosure about fair value between U.S. GAAP and IFRS. The changes to U.S. GAAP as a result of ASU No. 2011-04 are as follows: (1) The concepts of highest and best use and valuation premise are only relevant when measuring the fair value of nonfinancial assets (that is, it does not apply to financial assets or any liabilities); (2) U.S. GAAP currently prohibits application of a blockage factor in valuing financial instruments with quoted prices in active markets. ASU No. 2011-04 extends that prohibition to all fair value measurements; (3) An exception is provided to the basic fair value measurement principles for an entity that holds a group of financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk that are managed on the basis of the entity’s net exposure to either of those risks. This exception allows the entity, if certain criteria are met, to measure the fair value of the net asset or liability position in a manner consistent with how market participants would price the net risk position; (4) Aligns the fair value measurement of instruments classified within an entity’s shareholders’ equity with the guidance for liabilities; and (5) Disclosure requirements have been enhanced for Level 3 fair value measurements to disclose quantitative information about unobservable inputs and assumptions used, to describe the valuation processes used by the entity, and to qualitatively describe the sensitivity of fair value measurements to changes in unobservable inputs and the interrelationships between those inputs. In addition, entities must report the level in the fair value hierarchy of items that are not measured at fair value in the statement of condition but whose fair value must be disclosed. The Company adopted the provisions of ASU No. 2011-04 effective January 1, 2012. The fair value measurement provisions of ASU No. 2011-04 had no impact on the Company’s consolidated financial statements. See Notes 11 and 12 to the consolidated financial statements for the enhanced disclosures required by ASU No. 2011-04.

Other Comprehensive Income In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which revises the manner in which entities present comprehensive income in their financial statements. The provisions of ASU No. 2011-05 allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. Under either method, entities are required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. ASU No. 2011-05 also eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity but does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 is effective for periods beginning January 1, 2012 and requires retrospective application. ASU No. 2011-05 was effective for the Company’s interim reporting period beginning on or after January 1, 2012. The Company has chosen to present net income and other comprehensive income in two consecutive statements in the accompanying consolidated financial statements.

Stock Dividend On July 1, 2012, the Company paid a special stock dividend of four percent to common shareholders of record at the close of business on June 15, 2012. For all periods presented, share information, including basic and diluted earnings per share, has been adjusted retroactively to reflect this change.